Segment Information - Reconciliation of Reportable Segments (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of operating segments [line items]
Net Sales	$ 571,042	R$ 1,889,006	R$ 1,739,540	R$ 1,505,686
Cost of sales	(390,395)	(1,291,427)	(1,188,744)	(1,010,501)
Segment gross profit	180,647	597,579	550,796	495,185
Salaries and employees' benefits	(59,376)	(196,413)	(219,235)	(197,991)
Marketing expenses	(64,482)	(213,305)	(181,030)	(176,743)
Operating lease	(8,941)	(29,578)	(28,978)	(21,542)
Credit card fees	(10,997)	(36,379)	(31,952)	(32,851)
Information technology services	(11,266)	(37,270)	(37,277)	(35,541)
Amortization and depreciation	(9,619)	(31,820)	(31,202)	(20,415)
Consulting	(4,141)	(13,700)	(10,477)	(9,743)
Allowance for doubtful accounts	(7,691)	(25,443)	(6,227)	(5,833)
Sales commissions and royalties	(5,133)	(16,979)	(12,982)	(13,239)
Facilities expenses	(4,712)	(15,589)	(15,430)	(13,383)
Other selling, general and administrative expenses	(13,867)	(45,868)	(43,466)	(28,461)
Other operating (expense) income, net	(1,189)	(3,933)	(5,252)	(3,503)
Total operating expenses	(201,414)	(666,277)	(623,508)	(559,245)
Financial income	9,109	30,131	28,366	61,294
Financial expenses	(39,836)	(131,776)	(107,550)	(96,667)
Loss before income tax	(51,494)	(170,343)	(151,896)	(99,433)
Income tax expense	(1)	(2)		(80)
Segment net income (loss)	(51,495)	(170,345)	(151,896)	(99,513)
Reportable segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Net Sales	511,931	1,693,467	1,554,405	1,304,853
Cost of sales	(342,473)	(1,132,900)	(1,043,700)	(858,062)
Segment gross profit	169,458	560,567	510,705	446,791
Salaries and employees' benefits	(50,683)	(167,655)	(191,140)	(169,572)
Marketing expenses	(55,876)	(184,836)	(152,759)	(136,616)
Operating lease	(7,669)	(25,369)	(24,683)	(15,395)
Credit card fees	(9,133)	(30,213)	(25,572)	(26,391)
Information technology services	(9,088)	(30,064)	(29,473)	(26,581)
Amortization and depreciation	(8,314)	(27,503)	(27,777)	(18,470)
Consulting	(3,047)	(10,081)	(7,785)	(6,783)
Allowance for doubtful accounts	(7,691)	(25,443)	(6,227)	(5,833)
Sales commissions and royalties	(4,858)	(16,069)	(12,021)	(13,164)
Facilities expenses	(4,288)	(14,185)	(14,020)	(13,383)
Other selling, general and administrative expenses	(11,623)	(38,445)	(35,803)	(21,207)
Other operating (expense) income, net	(1,164)	(3,849)	(5,146)	(3,014)
Total operating expenses	(173,434)	(573,712)	(532,406)	(456,409)
Financial income	8,366	27,672	26,642	60,409
Financial expenses	(35,353)	(116,947)	(93,178)	(81,284)
Loss before income tax	(30,963)	(102,420)	(88,237)	(30,493)
Segment net income (loss)	(30,963)	(102,420)	(88,237)	(30,493)
Reportable segments [member] | International [member]
Disclosure of operating segments [line items]
Net Sales	59,111	195,539	185,135	200,833
Cost of sales	(47,922)	(158,527)	(145,044)	(152,439)
Segment gross profit	11,189	37,012	40,091	48,394
Salaries and employees' benefits	(8,255)	(27,309)	(26,775)	(27,154)
Marketing expenses	(8,370)	(27,688)	(28,038)	(40,080)
Operating lease	(1,272)	(4,209)	(4,295)	(6,147)
Credit card fees	(1,864)	(6,166)	(6,380)	(6,460)
Information technology services	(348)	(1,152)	(1,560)	(1,770)
Amortization and depreciation	(292)	(967)	(1,262)	(1,520)
Consulting	(424)	(1,404)	(1,477)	(1,824)
Sales commissions and royalties	(275)	(910)	(961)	(75)
Facilities expenses	(424)	(1,404)	(1,410)
Other selling, general and administrative expenses	(1,966)	(6,503)	(7,599)	(5,425)
Other operating (expense) income, net	(8)	(28)	(104)	(142)
Total operating expenses	(23,498)	(77,740)	(79,861)	(90,597)
Financial income	494	1,635	812	885
Financial expenses	(3,851)	(12,738)	(14,371)	(15,383)
Loss before income tax	(15,666)	(51,831)	(53,329)	(56,701)
Income tax expense	(1)	(2)		(80)
Segment net income (loss)	(15,667)	(51,833)	(53,329)	(56,781)
Corporate and others [member]
Disclosure of operating segments [line items]
Salaries and employees' benefits	(438)	(1,449)	(1,320)	(1,265)
Marketing expenses	(236)	(781)	(233)	(47)
Information technology services	(1,830)	(6,054)	(6,244)	(7,190)
Amortization and depreciation	(1,013)	(3,350)	(2,163)	(425)
Consulting	(670)	(2,215)	(1,215)	(1,136)
Other selling, general and administrative expenses	(278)	(920)	(64)	(1,829)
Other operating (expense) income, net	(17)	(56)	(2)	(347)
Total operating expenses	(4,482)	(14,825)	(11,241)	(12,239)
Financial income	249	824	912
Financial expenses	(632)	(2,091)	(1)
Loss before income tax	(4,865)	(16,092)	(10,330)	(12,239)
Segment net income (loss)	$ (4,865)	R$ (16,092)	R$ (10,330)	R$ (12,239)